License Agreement for PCS100 (Details Narrative) (10-K) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 29, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Research and development cost		$ 427,109	$ 726,904	$ 928,855	$ 1,211,655	$ 2,320,573	$ 3,085,317
License Agreement [Member] | Akashi [Member]
Research and development cost	$ 10,000
Maximum payment per milestone	$ 3,000,000
Milestone payments description	As additional consideration, we will pay Akashi development and regulatory milestone payments (up to $3.0 million per milestone) upon the achievement of certain milestones, which primarily consist of having a drug indication approved by a regulatory authority in the United States or another country. In addition, we must pay Akashi one-time sales milestone payments based on the achievement during a calendar year of one or more thresholds for annual sales for products made and pay royalties based on annual licensing sales. Due to the early stage of PCS100, it is not possible to determine if any of the development or sales milestones will be achieved and no amounts have been accrued related to these contingent payments. We are also required to split any milestone payments we receive with Akashi based on any sub-license agreement we may enter into.